Schedule of Change in Unrealized Gains and Losses Included in Net Income for Level Three Assets and Liabilities Held (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 22,473		$ 28,369		$ (3,224)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	3,977	[1]	(4,310)	[2]	(4,333)	[3]
Municipal
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	54		151		169
Corporate
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	4,912		8,193		11,553
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings					(4,483)
Commercial mortgage-backed securities ("CMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings					(7,784)
Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	4,966		8,344		(545)
Free-standing derivatives, net
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(279)		(1,714)		(2,868)
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	17,786		21,739		189
Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Unrealized Gains (Losses) [Line Items]
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	$ 3,977		$ (4,310)		$ (4,333)

[1]	The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.
[2]	The effect to net income totals $17.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $13.4 million in realized capital gains and losses, $8.3 million in net investment income, $(156) thousand in interest credited to contractholder funds and $(4.2) million in contract benefits.
[3]	The effect to net income totals $(37.4) million and is reported in the Statements of Operations and Comprehensive Income as follows: $(41.2) million in realized capital gains and losses, $8.1 million in net investment income and $(4.3) million in contract benefits.